Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001865506
Document Type	POS AM
Entity Registrant Name	ZEO ENERGY CORP.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	References throughout this Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 to “we,” “us,” the “Company” or “our company” are to Zeo Energy Corp., unless the context otherwise indicates.The Company is filing this Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement on Form S-1, originally filed with the Securities and Exchange Commission (“SEC”) on April 17, 2024, as amended on May 23, 2024 (the “Original Filing”), declared effective by the SEC on May 31, 2024 and subsequently amended by post-effective amendment on September 27, 2024 and declared effective by the SEC on October 1, 2024. No additional securities are being registered by this Amendment No. 2. All applicable registration fees were paid at the time of filing the Original Filing. On March 20, 2024, the Company filed with the SEC a Current Report on Form 8-K (the “Original Report”), in which the Company reported, among other events, the completion of a Business Combination (as defined in the Original Report). The Company subsequently amended the Original Report on March 25, 2024 to include its audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation, and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.Subsequently, the Company filed Amendment No. 2 on Form 8-K/A on August 19, 2024 to restate its audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.On November 14, 2024, the Company filed a Form 8-K with the SEC (the “Non-Reliance 8-K”) noting that during the preparation of the Company’s consolidated interim financial statements for the quarter ended September 30, 2024, the Company’s management identified the following misstatements and adjustments previously not recorded during the audit, as deemed immaterial at the time, to the Company’s financial statements for the year ended December 31, 2023 and the quarterly periods ended March 31, 2024 and June 30, 2024.• For the years ended December 31, 2023 and 2022, cost of goods sold (exclusive of depreciation and amortization) included selling expenses related to commissions earned by the sales team and third party dealers related to obtaining sales orders and contracts. The Company has further determined that selling expenses should not be included in the cost of goods sold (exclusive of depreciation and amortization) but instead in sales and marketing expense as they do not relate to the direct delivery of the product or service but rather to the acquiring of the customer and sale of the product or service. This misstatement has no impact on total operating expenses, income from operations or net income. Additionally, this misstatement has no impact on the balance sheets, statements of members’ equity or statements of cash flows.• As of December 31, 2023, finance lease assets and liabilities were included in property, equipment and other fixed assets, net and in the current portion of long-term debt and long-term debt. The Company has further determined that the vehicles should be recorded as right-of-use finance lease assets and finance lease liabilities. Adjustments have been made to depreciation and amortization expense and interest expense on the statement of operations as well as adjustments to reflect the presentation of finance leases in the statement of cash flows. • As of December 31, 2023 and 2022, adjustments have been made to reflect the correct presentation of operating leases within the statement of cash flows. This has no impact on total operating cash flows.• For the years ended December 31, 2023 and 2022, due to the nature of the underlying costs, reclassifications of expenses have been made between cost of goods sold (exclusive of depreciation and amortization), sales and marketing and general and administrative. This misstatement has no impact on total operating expenses, income from operations or net income. Additionally, this misstatement has no impact on the balance sheets, statements of changes in members’ equity or statements of cash flows.As described in the Non-Reliance 8-K, on November 13, 2024, the audit committee of the Company’s board of directors, after discussion with the Company’s management concluded, that (i) the Company’s previously issued financial statements for the fiscal year ended December 31, 2023 and 2022 included in the Original Report as filed with the SEC on March 20, 2024 and as amended on March 25, 2024 and August 19, 2024, (ii) the Company’s unaudited condensed consolidated interim financial statements for the three months ended March 31, 2024 included in the Quarterly Report on Form 10-Q/A as filed with the SEC on August 19, 2024, (iii) the Company’s unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2024 included in the Quarterly Report on Form 10-Q as filed with the SEC on August 19, 2024 and (iv) the financial statements noted in items (i) through (iii) above included in the Original Filing, as amended, should no longer be relied upon due to the misstatements described above. Additionally, the Company’s management have discussed with Grant Thornton LLP, the Company’s independent registered public accounting firm, the matters disclosed in the Non-Reliance 8-K.As such, the Company is filing this Amendment No. 2 to include the restated audited financial statements, Management’s Discussion and Analysis of Financial Condition and Results of Operation and unaudited pro forma combined financial information for the fiscal year ended December 31, 2023.Further, the Company’s management has concluded that the errors arose due to its previously reported material weaknesses in the Company’s internal control over financial reporting relating to ineffective controls over period end financial disclosure and reporting processes, including, (i) not timely performing certain reconciliations and the completeness and accuracy of those reconciliations; (ii) lack of effectiveness of controls over accurate accounting and financial reporting and reviewing the underlying financial statement elements; and (iii) recording incorrect journal entries that did not have sufficient review and approval. The Company’s remediation plan with respect to such material weaknesses are described in more detail in the Risk Factors section below.This Amendment No. 2 reflects events that occurred after the filing of the Original Filing and modifies and updates all disclosures in the Original Filing.
Amendment Flag	true